American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2020

Balanced - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 57.7%
Aerospace and Defense — 0.8%
HEICO Corp.	4,277	523,637
Hexcel Corp.	17,513	1,299,815
Lockheed Martin Corp.	6,392	2,736,543
Mercury Systems, Inc.(1)	3,118	239,306
Northrop Grumman Corp.	2,525	945,789
Raytheon Co.	6,358	1,404,737
		7,149,827
Air Freight and Logistics — 0.1%
CH Robinson Worldwide, Inc.	18,206	1,314,837
Airlines — 0.1%
Delta Air Lines, Inc.	16,961	945,406
Auto Components — 0.3%
BorgWarner, Inc.	59,288	2,032,985
Gentex Corp.	19,405	577,687
		2,610,672
Banks — 2.5%
Bank of America Corp.	140,636	4,617,080
Comerica, Inc.	9,113	557,351
JPMorgan Chase & Co.	74,326	9,837,789
M&T Bank Corp.	12,041	2,029,149
Signature Bank	10,945	1,552,986
SVB Financial Group(1)	5,753	1,382,619
Wells Fargo & Co.	81,370	3,819,508
		23,796,482
Beverages — 0.2%
Coca-Cola Co. (The)	11,227	655,657
Monster Beverage Corp.(1)	12,718	847,019
PepsiCo, Inc.	4,674	663,801
		2,166,477
Biotechnology — 1.8%
AbbVie, Inc.	62,929	5,098,507
Alexion Pharmaceuticals, Inc.(1)	4,872	484,228
Amgen, Inc.	5,306	1,146,361
Biogen, Inc.(1)	16,773	4,509,421
Gilead Sciences, Inc.	10,313	651,782
Incyte Corp.(1)	35,500	2,593,985
Regeneron Pharmaceuticals, Inc.(1)	7,055	2,384,167
		16,868,451
Building Products — 1.1%
Builders FirstSource, Inc.(1)	17,678	438,326
Fortune Brands Home & Security, Inc.	69,366	4,766,138
Johnson Controls International plc	32,733	1,291,317

Masco Corp.	82,928	3,940,738
		10,436,519
Capital Markets — 1.0%
Artisan Partners Asset Management, Inc., Class A	44,644	1,491,109
FactSet Research Systems, Inc.	6,133	1,754,713
LPL Financial Holdings, Inc.	25,062	2,308,962
Moody's Corp.	11,086	2,846,774
MSCI, Inc.	2,442	697,924
		9,099,482
Chemicals — 0.3%
CF Industries Holdings, Inc.	8,578	345,522
Ecolab, Inc.	3,543	694,818
NewMarket Corp.	1,127	495,452
Valvoline, Inc.	54,031	1,138,973
		2,674,765
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	7,370	700,518
Tetra Tech, Inc.	21,351	1,827,646
UniFirst Corp.	3,575	729,050
Waste Management, Inc.	34,556	4,205,465
		7,462,679
Communications Equipment — 0.5%
Cisco Systems, Inc.	35,716	1,641,865
Juniper Networks, Inc.	37,096	850,982
Motorola Solutions, Inc.	14,340	2,538,180
		5,031,027
Construction and Engineering†
MasTec, Inc.(1)	7,795	450,161
Consumer Finance — 1.5%
American Express Co.	20,273	2,632,854
Capital One Financial Corp.	17,896	1,786,021
Discover Financial Services	58,851	4,421,476
Synchrony Financial	149,887	4,857,838
		13,698,189
Containers and Packaging — 0.2%
International Paper Co.	51,348	2,090,891
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	35,276	7,916,993
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	91,096	3,427,032
CenturyLink, Inc.	122,140	1,668,432
Verizon Communications, Inc.	95,256	5,662,017
		10,757,481
Electric Utilities — 0.8%
Evergy, Inc.	40,114	2,894,626
IDACORP, Inc.	15,069	1,690,591
NextEra Energy, Inc.	2,149	576,362
PPL Corp.	72,287	2,616,067
		7,777,646

Electrical Equipment — 0.3%
Acuity Brands, Inc.	11,364	1,339,475
Hubbell, Inc.	9,310	1,333,471
		2,672,946
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	4,488	585,460
Keysight Technologies, Inc.(1)	6,876	639,399
Trimble, Inc.(1)	42,276	1,797,575
		3,022,434
Entertainment — 1.4%
Activision Blizzard, Inc.	92,748	5,423,903
Electronic Arts, Inc.(1)	35,616	3,843,679
Take-Two Interactive Software, Inc.(1)	21,243	2,647,727
Walt Disney Co. (The)	8,528	1,179,508
		13,094,817
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexander & Baldwin, Inc.(1)	12,336	269,665
American Tower Corp.	7,094	1,643,964
Gaming and Leisure Properties, Inc.	44,611	2,108,093
Life Storage, Inc.	5,291	598,835
PS Business Parks, Inc.	6,780	1,136,057
Public Storage	2,585	578,420
SBA Communications Corp.	6,852	1,709,985
Weingarten Realty Investors	43,785	1,274,143
WP Carey, Inc.	32,712	2,751,733
		12,070,895
Food and Staples Retailing — 0.6%
Casey's General Stores, Inc.	7,209	1,159,640
Sysco Corp.	23,792	1,954,275
Walgreens Boots Alliance, Inc.	43,512	2,212,585
		5,326,500
Food Products — 2.4%
Campbell Soup Co.	120,434	5,827,801
General Mills, Inc.	102,691	5,362,524
Hershey Co. (The)	32,504	5,043,646
Hormel Foods Corp.	47,635	2,251,230
J.M. Smucker Co. (The)	25,418	2,633,559
Kellogg Co.	23,741	1,619,374
		22,738,134
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	64,517	5,622,011
Baxter International, Inc.	16,381	1,461,513
Danaher Corp.	6,834	1,099,386
Dentsply Sirona, Inc.	30,910	1,730,960
DexCom, Inc.(1)	7,590	1,827,292
Edwards Lifesciences Corp.(1)	13,548	2,978,663
Hologic, Inc.(1)	39,510	2,114,575
Integer Holdings Corp.(1)	9,182	784,143
Stryker Corp.	3,877	816,884
		18,435,427

Health Care Providers and Services — 1.0%
Amedisys, Inc.(1)	3,848	679,133
Chemed Corp.	1,667	778,556
CVS Health Corp.	35,774	2,426,193
McKesson Corp.	21,172	3,019,339
UnitedHealth Group, Inc.	8,389	2,285,583
		9,188,804
Health Care Technology — 0.5%
Cerner Corp.	56,633	4,067,948
Veeva Systems, Inc., Class A(1)	3,672	538,352
		4,606,300
Hotels, Restaurants and Leisure — 0.8%
Darden Restaurants, Inc.	14,329	1,668,326
Starbucks Corp.	64,098	5,437,433
		7,105,759
Household Durables — 0.2%
PulteGroup, Inc.	46,998	2,098,461
Household Products — 1.2%
Colgate-Palmolive Co.	59,565	4,394,706
Kimberly-Clark Corp.	23,647	3,387,196
Procter & Gamble Co. (The)	30,429	3,792,062
		11,573,964
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	25,954	4,054,793
Insurance — 1.5%
American Financial Group, Inc.	15,319	1,666,554
Arch Capital Group Ltd.(1)	12,964	572,490
Hartford Financial Services Group, Inc. (The)	25,222	1,495,160
Marsh & McLennan Cos., Inc.	18,409	2,059,231
Mercury General Corp.	10,049	493,305
MetLife, Inc.	56,436	2,805,434
Old Republic International Corp.	78,466	1,769,408
Progressive Corp. (The)	19,078	1,539,404
RenaissanceRe Holdings Ltd.	8,126	1,539,390
		13,940,376
Interactive Media and Services — 3.3%
Alphabet, Inc., Class A(1)	11,430	16,376,675
Facebook, Inc., Class A(1)	70,989	14,333,389
		30,710,064
Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	9,127	18,333,588
Booking Holdings, Inc.(1)	1,255	2,297,340
eBay, Inc.	33,449	1,122,548
Expedia Group, Inc.	4,330	469,589
		22,223,065
IT Services — 2.7%
Accenture plc, Class A	9,605	1,971,042
Akamai Technologies, Inc.(1)	41,085	3,835,285
Amdocs Ltd.	22,668	1,630,962

EVERTEC, Inc.	30,335	1,018,346
International Business Machines Corp.	43,037	6,185,708
Mastercard, Inc., Class A	7,367	2,327,530
PayPal Holdings, Inc.(1)	6,365	724,910
Visa, Inc., Class A	18,978	3,776,053
Western Union Co. (The)	136,362	3,668,138
		25,137,974
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	65,480	5,406,029
Bio-Rad Laboratories, Inc., Class A(1)	1,599	577,111
Illumina, Inc.(1)	4,180	1,212,493
Thermo Fisher Scientific, Inc.	1,500	469,785
		7,665,418
Machinery — 1.5%
Allison Transmission Holdings, Inc.	99,409	4,393,878
Cummins, Inc.	33,910	5,424,583
Snap-on, Inc.	29,642	4,731,752
		14,550,213
Media — 0.8%
Discovery, Inc., Class C(1)	125,888	3,495,910
Omnicom Group, Inc.	29,517	2,222,925
Sirius XM Holdings, Inc.	224,348	1,586,140
		7,304,975
Metals and Mining — 0.2%
Reliance Steel & Aluminum Co.	12,522	1,437,525
Steel Dynamics, Inc.	26,885	803,324
		2,240,849
Multiline Retail — 0.4%
Target Corp.	34,180	3,785,093
Oil, Gas and Consumable Fuels — 1.6%
Chevron Corp.	39,780	4,262,029
Exxon Mobil Corp.	57,449	3,568,732
HollyFrontier Corp.	85,545	3,842,681
Kinder Morgan, Inc.	157,393	3,284,792
		14,958,234
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	23,338	4,554,644
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	125,893	7,924,964
Jazz Pharmaceuticals plc(1)	23,938	3,431,512
Johnson & Johnson	27,377	4,075,614
Merck & Co., Inc.	64,817	5,537,964
Pfizer, Inc.	12,082	449,934
Zoetis, Inc.	5,760	773,050
		22,193,038
Professional Services — 0.2%
IHS Markit Ltd.	14,352	1,131,799
Verisk Analytics, Inc.	3,329	540,862
		1,672,661

Road and Rail — 0.2%
Kansas City Southern	10,121	1,707,312
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc.	78,770	4,567,872
Broadcom, Inc.	27,605	8,423,942
Intel Corp.	48,080	3,073,755
KLA Corp.	16,215	2,687,474
Lam Research Corp.	8,647	2,578,622
Micron Technology, Inc.(1)	10,456	555,109
Texas Instruments, Inc.	15,788	1,904,822
		23,791,596
Software — 5.8%
Adobe, Inc.(1)	22,876	8,032,679
Autodesk, Inc.(1)	12,335	2,428,145
Cadence Design Systems, Inc.(1)	45,149	3,255,694
Fortinet, Inc.(1)	17,512	2,020,184
Intuit, Inc.	14,336	4,019,528
Microsoft Corp.	114,135	19,429,201
Oracle Corp. (New York)	91,631	4,806,046
Palo Alto Networks, Inc.(1)	5,700	1,338,246
salesforce.com, Inc.(1)	31,878	5,811,678
ServiceNow, Inc.(1)	6,986	2,362,875
VMware, Inc., Class A(1)	9,769	1,446,398
		54,950,674
Specialty Retail — 1.0%
AutoZone, Inc.(1)	4,928	5,213,627
Home Depot, Inc. (The)	8,365	1,908,056
Murphy USA, Inc.(1)	4,200	429,114
O'Reilly Automotive, Inc.(1)	4,355	1,768,566
		9,319,363
Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	79,151	24,498,026
NetApp, Inc.	22,598	1,206,733
Xerox Holdings Corp.	43,623	1,551,670
		27,256,429
Textiles, Apparel and Luxury Goods — 0.2%
NIKE, Inc., Class B	16,340	1,573,542
Thrifts and Mortgage Finance — 0.1%
Essent Group Ltd.	10,002	496,199
Trading Companies and Distributors — 0.4%
W.W. Grainger, Inc.	12,372	3,744,633
TOTAL COMMON STOCKS (Cost $427,199,977)		542,013,571
U.S. TREASURY SECURITIES — 12.9%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	298,063
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	191,115
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	1,909,223
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	2,007,934
U.S. Treasury Bonds, 3.125%, 11/15/41	2,300,000	2,788,885
U.S. Treasury Bonds, 3.00%, 5/15/42	3,300,000	3,925,904

U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	2,285,898
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,515,541
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	608,623
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	716,168
U.S. Treasury Bonds, 2.50%, 2/15/45	6,000,000	6,572,578
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	717,668
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	239,859
U.S. Treasury Bonds, 3.375%, 11/15/48	1,900,000	2,475,195
U.S. Treasury Bonds, 2.25%, 8/15/49	5,500,000	5,808,193
U.S. Treasury Bonds, 2.375%, 11/15/49	2,400,000	2,603,063
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,212,034	2,301,397
U.S. Treasury Notes, 2.50%, 5/31/20(2)	1,200,000	1,203,281
U.S. Treasury Notes, 1.50%, 11/30/21	1,500,000	1,504,160
U.S. Treasury Notes, 2.625%, 12/15/21	2,000,000	2,046,875
U.S. Treasury Notes, 1.875%, 1/31/22(2)	500,000	505,254
U.S. Treasury Notes, 2.375%, 3/15/22	4,300,000	4,394,818
U.S. Treasury Notes, 1.875%, 3/31/22	6,500,000	6,576,299
U.S. Treasury Notes, 1.875%, 4/30/22	1,800,000	1,822,078
U.S. Treasury Notes, 1.75%, 6/15/22	5,000,000	5,051,270
U.S. Treasury Notes, 1.875%, 9/30/22	300,000	304,459
U.S. Treasury Notes, 1.625%, 11/15/22	4,700,000	4,740,574
U.S. Treasury Notes, 2.00%, 11/30/22	15,200,000	15,492,125
U.S. Treasury Notes, 2.875%, 11/30/23	6,600,000	6,984,141
U.S. Treasury Notes, 2.375%, 2/29/24	1,500,000	1,562,988
U.S. Treasury Notes, 1.25%, 8/31/24	8,900,000	8,873,926
U.S. Treasury Notes, 1.50%, 11/30/24	300,000	302,584
U.S. Treasury Notes, 2.625%, 12/31/25	2,200,000	2,355,633
U.S. Treasury Notes, 1.375%, 8/31/26	700,000	698,578
U.S. Treasury Notes, 1.625%, 9/30/26	3,300,000	3,344,602
U.S. Treasury Notes, 1.625%, 10/31/26	8,200,000	8,310,027
U.S. Treasury Notes, 1.625%, 11/30/26	500,000	506,729
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	715,080
U.S. Treasury Notes, 3.125%, 11/15/28	6,500,000	7,376,992
TOTAL U.S. TREASURY SECURITIES (Cost $115,057,127)		121,637,780
CORPORATE BONDS — 11.9%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	92,868
United Technologies Corp., 6.05%, 6/1/36	250,000	350,081
		442,949
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	462,051
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	402,707
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	310,000	314,920
General Motors Co., 5.15%, 4/1/38	260,000	277,361
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	629,933
General Motors Financial Co., Inc., 5.25%, 3/1/26	290,000	326,061
		2,413,033
Banks — 3.2%
Banco Santander SA, 3.50%, 4/11/22	400,000	412,974

Bank of America Corp., 4.10%, 7/24/23	370,000	398,509
Bank of America Corp., MTN, 4.00%, 1/22/25	1,475,000	1,596,978
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	146,990
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	140,000	176,404
Bank of America Corp., VRN, 3.00%, 12/20/23	911,000	939,414
Bank of Montreal, MTN, 3.30%, 2/5/24	625,000	659,758
Bank of Nova Scotia (The), 2.20%, 2/3/25	859,000	868,323
Barclays Bank plc, 5.14%, 10/14/20	200,000	204,380
BNP Paribas SA, VRN, 2.82%, 11/19/25(3)	820,000	840,979
BPCE SA, 3.00%, 5/22/22(3)	250,000	255,904
BPCE SA, 5.15%, 7/21/24(3)	200,000	222,571
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	640,000	646,771
Citigroup, Inc., 2.90%, 12/8/21	650,000	662,702
Citigroup, Inc., 2.75%, 4/25/22	325,000	331,059
Citigroup, Inc., 4.05%, 7/30/22	70,000	73,587
Citigroup, Inc., 3.20%, 10/21/26	1,005,000	1,064,220
Citigroup, Inc., VRN, 3.52%, 10/27/28	390,000	420,076
Cooperatieve Rabobank UA, 3.95%, 11/9/22	450,000	472,894
Discover Bank, 3.35%, 2/6/23	250,000	259,765
Discover Bank, 3.45%, 7/27/26	500,000	529,287
Fifth Third BanCorp., 4.30%, 1/16/24	110,000	119,131
Fifth Third BanCorp., 2.375%, 1/28/25	600,000	611,856
Fifth Third Bank, 2.875%, 10/1/21	250,000	254,798
HSBC Bank plc, 4.125%, 8/12/20(3)	300,000	303,682
HSBC Holdings plc, 2.95%, 5/25/21	800,000	811,986
HSBC Holdings plc, 4.30%, 3/8/26	400,000	444,101
HSBC Holdings plc, 4.375%, 11/23/26	420,000	463,699
HSBC Holdings plc, VRN, 3.26%, 3/13/23	220,000	225,808
HSBC Holdings plc, VRN, 2.63%, 11/7/25	370,000	376,358
Huntington Bancshares, Inc., 2.30%, 1/14/22	260,000	262,599
Huntington Bancshares, Inc., 2.55%, 2/4/30(4)	820,000	824,068
JPMorgan Chase & Co., 2.55%, 3/1/21	420,000	423,772
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	476,934
JPMorgan Chase & Co., 3.875%, 9/10/24	560,000	605,533
JPMorgan Chase & Co., 3.125%, 1/23/25	1,070,000	1,130,389
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	220,000	237,099
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	320,000	346,468
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	660,000	728,474
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	445,000	527,949
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	100,000	117,339
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26(4)	340,000	342,261
PNC Bank N.A., 3.80%, 7/25/23	750,000	797,349
PNC Bank N.A., 2.70%, 10/22/29	480,000	494,772
PNC Bank N.A., VRN, 2.03%, 12/9/22	720,000	723,886
PNC Financial Services Group, Inc. (The), 2.55%, 1/22/30	490,000	501,789
Regions Financial Corp., 2.75%, 8/14/22	280,000	286,452
Regions Financial Corp., 3.80%, 8/14/23	250,000	266,702
Royal Bank of Canada, 2.15%, 10/26/20	850,000	853,069
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25	800,000	809,903

Synchrony Bank, 3.00%, 6/15/22	250,000	256,094
Truist Bank, 3.30%, 5/15/26	200,000	213,203
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	355,744
Wells Fargo & Co., 3.07%, 1/24/23	210,000	214,977
Wells Fargo & Co., 4.125%, 8/15/23	200,000	214,613
Wells Fargo & Co., 3.00%, 4/22/26	590,000	619,099
Wells Fargo & Co., 3.00%, 10/23/26	600,000	629,754
Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	172,673
Wells Fargo & Co., MTN, 4.65%, 11/4/44	200,000	242,356
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	250,000	270,727
Wells Fargo & Co., MTN, VRN, 2.88%, 10/30/30	480,000	496,386
Westpac Banking Corp., 2.65%, 1/16/30	700,000	720,123
		29,957,520
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	625,526
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	747,036
		1,372,562
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	620,000	636,959
AbbVie, Inc., 3.60%, 5/14/25	120,000	128,318
AbbVie, Inc., 3.20%, 11/21/29(3)	880,000	921,103
AbbVie, Inc., 4.40%, 11/6/42	240,000	272,164
AbbVie, Inc., 4.25%, 11/21/49(3)	330,000	358,226
Amgen, Inc., 2.65%, 5/11/22	390,000	397,295
Amgen, Inc., 4.66%, 6/15/51	289,000	350,915
Biogen, Inc., 3.625%, 9/15/22	520,000	544,302
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	323,535
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	913,390
		4,846,207
Capital Markets — 0.8%
Ares Capital Corp., 3.25%, 7/15/25	823,000	833,880
BlackRock, Inc., 2.40%, 4/30/30	650,000	661,961
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(3)	280,000	284,650
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	490,080
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	930,000	992,978
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	129,683
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	610,000	612,535
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	170,000	186,691
Morgan Stanley, 2.75%, 5/19/22	200,000	204,351
Morgan Stanley, MTN, 3.70%, 10/23/24	760,000	819,966
Morgan Stanley, MTN, 4.00%, 7/23/25	760,000	835,649
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	760,000	774,080
UBS Group AG, 3.49%, 5/23/23(3)	300,000	310,479
UBS Group AG, 4.125%, 9/24/25(3)	200,000	220,972
		7,357,955
Chemicals — 0.1%
CF Industries, Inc., 4.50%, 12/1/26(3)	300,000	331,634
CF Industries, Inc., 5.15%, 3/15/34	230,000	266,076
		597,710

Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	220,000	228,064
Waste Connections, Inc., 3.50%, 5/1/29	290,000	315,917
Waste Connections, Inc., 2.60%, 2/1/30	580,000	586,677
Waste Management, Inc., 4.15%, 7/15/49	220,000	264,903
		1,395,561
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	189,322
Consumer Finance — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	314,908
Ally Financial, Inc., 5.75%, 11/20/25	275,000	313,283
American Express Co., 3.00%, 10/30/24	140,000	147,097
American Express Credit Corp., MTN, 2.20%, 3/3/20	450,000	450,000
American Express Credit Corp., MTN, 2.25%, 5/5/21	450,000	453,614
Avolon Holdings Funding Ltd., 3.25%, 2/15/27(3)	500,000	506,580
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	260,278
Capital One Bank USA N.A., VRN, 2.28%, 1/28/26	198,000	199,168
Capital One Financial Corp., 3.80%, 1/31/28	450,000	490,707
		3,135,635
Diversified Consumer Services — 0.1%
George Washington University (The), 3.55%, 9/15/46	115,000	128,899
Pepperdine University, 3.30%, 12/1/59	355,000	380,464
		509,363
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	270,000	279,352
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	285,356
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	696,494
Voya Financial, Inc., 5.70%, 7/15/43	160,000	218,775
		1,479,977
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21	500,000	516,017
AT&T, Inc., 3.40%, 5/15/25	450,000	478,096
AT&T, Inc., 2.95%, 7/15/26	370,000	385,113
AT&T, Inc., 3.80%, 2/15/27	150,000	163,755
AT&T, Inc., 4.10%, 2/15/28	150,000	166,299
AT&T, Inc., 5.15%, 11/15/46	568,000	694,686
Deutsche Telekom AG, 3.625%, 1/21/50(3)	500,000	517,664
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	140,000	151,021
Orange SA, 4.125%, 9/14/21	210,000	218,556
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	103,723
Verizon Communications, Inc., 4.40%, 11/1/34	525,000	630,002
Verizon Communications, Inc., 4.75%, 11/1/41	260,000	325,047
Verizon Communications, Inc., 5.01%, 8/21/54	250,000	340,251
		4,690,230
Electric Utilities — 0.5%
AEP Transmission Co. LLC, 3.75%, 12/1/47	100,000	114,549
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	116,229
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	171,532
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	150,000	168,776
Commonwealth Edison Co., 3.20%, 11/15/49	100,000	103,978

Duke Energy Corp., 3.55%, 9/15/21	90,000	92,319
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	162,739
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	249,437
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	154,227
Exelon Corp., 5.15%, 12/1/20	220,000	224,352
Exelon Corp., 4.45%, 4/15/46	150,000	176,910
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	125,932
FirstEnergy Corp., 4.25%, 3/15/23	180,000	191,879
FirstEnergy Corp., 4.85%, 7/15/47	90,000	111,323
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	170,000	205,943
Florida Power & Light Co., 4.125%, 2/1/42	140,000	169,216
Florida Power & Light Co., 3.95%, 3/1/48	130,000	154,691
Florida Power & Light Co., 3.15%, 10/1/49	170,000	180,656
Georgia Power Co., 4.30%, 3/15/42	70,000	81,134
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	307,820
Nevada Power Co., 2.40%, 5/1/30	231,000	232,325
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	314,448
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	120,000	125,421
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	170,000	176,595
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	127,701
Progress Energy, Inc., 3.15%, 4/1/22	90,000	92,097
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	98,426
Southwestern Public Service Co., 3.70%, 8/15/47	100,000	113,064
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	107,582
		4,651,301
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	249,000	260,345
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.375%, 10/15/26	110,000	117,049
American Tower Corp., 2.90%, 1/15/30	449,000	457,394
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	120,000	128,492
Boston Properties LP, 3.65%, 2/1/26	280,000	303,797
Crown Castle International Corp., 5.25%, 1/15/23	180,000	196,992
Duke Realty LP, 2.875%, 11/15/29	581,000	598,345
Essex Portfolio LP, 3.625%, 8/15/22	150,000	155,554
Essex Portfolio LP, 3.25%, 5/1/23	50,000	51,948
Essex Portfolio LP, 3.00%, 1/15/30	160,000	166,831
Kilroy Realty LP, 3.80%, 1/15/23	130,000	136,122
Kimco Realty Corp., 2.80%, 10/1/26	240,000	247,789
Public Storage, 3.39%, 5/1/29	230,000	252,026
Service Properties Trust, 4.65%, 3/15/24	290,000	305,714
Ventas Realty LP, 4.125%, 1/15/26	100,000	109,727
		3,227,780
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	350,000	356,350
Walmart, Inc., 4.05%, 6/29/48	210,000	257,083
		613,433
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	440,000	472,919
Becton Dickinson and Co., 3.70%, 6/6/27	79,000	85,926

DH Europe Finance II Sarl, 3.40%, 11/15/49	210,000	225,748
Medtronic, Inc., 3.50%, 3/15/25	192,000	208,070
Medtronic, Inc., 4.375%, 3/15/35	144,000	178,582
		1,171,245
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	130,000	132,721
Anthem, Inc., 3.65%, 12/1/27	140,000	151,355
Anthem, Inc., 4.65%, 1/15/43	130,000	150,380
CommonSpirit Health, 2.95%, 11/1/22	110,000	112,886
CVS Health Corp., 3.50%, 7/20/22	420,000	435,251
CVS Health Corp., 2.75%, 12/1/22	170,000	173,649
CVS Health Corp., 4.30%, 3/25/28	620,000	688,346
CVS Health Corp., 4.78%, 3/25/38	160,000	187,148
CVS Health Corp., 5.05%, 3/25/48	150,000	181,493
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	193,388
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	117,890
Partners Healthcare System, Inc., 3.19%, 7/1/49	215,000	223,326
Stanford Health Care, 3.80%, 11/15/48	95,000	113,783
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	235,205
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	316,845
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	229,930
UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	175,901
Universal Health Services, Inc., 4.75%, 8/1/22(3)	130,000	131,220
		3,950,717
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	106,257
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	85,730
McDonald's Corp., MTN, 4.45%, 3/1/47	330,000	394,186
McDonald's Corp., MTN, 3.625%, 9/1/49	170,000	181,995
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	130,000	141,117
		909,285
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	122,936
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	316,003
Lennar Corp., 4.75%, 4/1/21	352,000	361,001
Toll Brothers Finance Corp., 4.35%, 2/15/28	350,000	369,372
		1,169,312
Household Products†
Kimberly-Clark Corp., 2.875%, 2/7/50(4)	330,000	331,643
Insurance — 0.4%
American International Group, Inc., 4.125%, 2/15/24	925,000	1,003,412
American International Group, Inc., 4.50%, 7/16/44	50,000	59,679
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	230,000	237,499
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	190,000	230,792
Chubb INA Holdings, Inc., 3.15%, 3/15/25	280,000	299,498
Chubb INA Holdings, Inc., 3.35%, 5/3/26	110,000	119,151
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	220,000	299,817
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	402,000	437,531
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	120,000	144,481

Markel Corp., 4.90%, 7/1/22	190,000	203,360
MetLife, Inc., 4.125%, 8/13/42	110,000	131,085
MetLife, Inc., 4.875%, 11/13/43	110,000	143,631
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	200,000	207,249
Prudential Financial, Inc., 3.94%, 12/7/49	134,000	150,705
WR Berkley Corp., 4.625%, 3/15/22	130,000	137,509
		3,805,399
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	170,000	170,139
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	291,000	306,372
Fiserv, Inc., 3.50%, 7/1/29	172,000	185,847
Global Payments, Inc., 3.20%, 8/15/29	340,000	357,166
Mastercard, Inc., 3.65%, 6/1/49	170,000	198,534
Western Union Co. (The), 2.85%, 1/10/25	400,000	409,913
		1,457,832
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	136,680
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	490,000	548,721
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	70,000	75,588
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	420,000	545,628
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	112,000	125,429
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	60,000	64,845
Comcast Corp., 6.40%, 5/15/38	310,000	454,549
Comcast Corp., 4.75%, 3/1/44	615,000	783,379
Comcast Corp., 3.97%, 11/1/47	145,000	166,687
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	130,000	134,958
TEGNA, Inc., 5.125%, 7/15/20	171,000	171,256
ViacomCBS, Inc., 3.125%, 6/15/22	190,000	194,761
ViacomCBS, Inc., 4.25%, 9/1/23	160,000	172,417
ViacomCBS, Inc., 4.85%, 7/1/42	60,000	70,438
ViacomCBS, Inc., 4.375%, 3/15/43	240,000	260,180
		3,768,836
Metals and Mining†
Steel Dynamics, Inc., 3.45%, 4/15/30	220,000	226,833
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., 4.25%, 11/1/28	270,000	303,881
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	169,842
Dominion Energy, Inc., 4.90%, 8/1/41	200,000	246,837
NiSource, Inc., 5.65%, 2/1/45	140,000	186,565
Sempra Energy, 2.875%, 10/1/22	200,000	205,032
Sempra Energy, 3.25%, 6/15/27	180,000	190,721
Sempra Energy, 3.80%, 2/1/38	90,000	98,137
Sempra Energy, 4.00%, 2/1/48	100,000	110,912
		1,511,927
Multiline Retail — 0.1%
Target Corp., 2.35%, 2/15/30	500,000	508,707
Oil, Gas and Consumable Fuels — 1.2%
Aker BP ASA, 3.75%, 1/15/30(3)	510,000	518,270

BP Capital Markets America, Inc., 4.50%, 10/1/20	100,000	101,792
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	151,599
Concho Resources, Inc., 4.375%, 1/15/25	270,000	279,178
Continental Resources, Inc., 4.375%, 1/15/28	300,000	316,927
Diamondback Energy, Inc., 3.50%, 12/1/29	560,000	567,364
Ecopetrol SA, 5.875%, 5/28/45	90,000	108,489
Enbridge, Inc., 4.00%, 10/1/23	140,000	149,085
Enbridge, Inc., 3.125%, 11/15/29	420,000	434,134
Energy Transfer Operating LP, 4.15%, 10/1/20	200,000	202,180
Energy Transfer Operating LP, 3.60%, 2/1/23	160,000	165,649
Energy Transfer Operating LP, 4.25%, 3/15/23	370,000	389,626
Energy Transfer Operating LP, 5.25%, 4/15/29	420,000	478,232
Energy Transfer Operating LP, 3.75%, 5/15/30	350,000	357,920
Energy Transfer Operating LP, 4.90%, 3/15/35	70,000	76,937
Energy Transfer Operating LP, 6.50%, 2/1/42	180,000	214,663
Enterprise Products Operating LLC, 5.20%, 9/1/20	450,000	458,621
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	536,724
EOG Resources, Inc., 4.10%, 2/1/21	130,000	132,918
Equinor ASA, 3.25%, 11/18/49	230,000	243,921
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	106,467
Hess Corp., 6.00%, 1/15/40	130,000	152,748
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	173,551
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	271,398
MPLX LP, 5.25%, 1/15/25(3)	200,000	210,206
MPLX LP, 4.875%, 6/1/25	410,000	454,818
MPLX LP, 4.50%, 4/15/38	120,000	124,357
MPLX LP, 5.20%, 3/1/47	90,000	99,705
Newfield Exploration Co., 5.75%, 1/30/22	170,000	180,893
Newfield Exploration Co., 5.375%, 1/1/26	140,000	153,793
ONEOK, Inc., 3.40%, 9/1/29	270,000	276,937
Ovintiv, Inc., 6.50%, 2/1/38	90,000	105,183
Petroleos Mexicanos, 6.00%, 3/5/20	77,000	77,336
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	252,195
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	61,105
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	52,422
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	215,265
Phillips 66, 4.30%, 4/1/22	250,000	262,908
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	319,524
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	671,584
Shell International Finance BV, 2.375%, 8/21/22	130,000	132,424
Shell International Finance BV, 3.25%, 5/11/25	200,000	214,065
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	209,901
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	40,000	40,793
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	124,295
Williams Cos., Inc. (The), 4.125%, 11/15/20	300,000	303,117
Williams Cos., Inc. (The), 4.55%, 6/24/24	270,000	295,113
Williams Cos., Inc. (The), 5.10%, 9/15/45	200,000	220,956
		11,647,288

Paper and Forest Products†
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	350,000	359,254
Pharmaceuticals — 0.3%
Allergan Finance LLC, 3.25%, 10/1/22	400,000	413,008
Allergan Funding SCS, 3.85%, 6/15/24	440,000	469,499
Allergan Funding SCS, 4.55%, 3/15/35	110,000	126,734
Bristol-Myers Squibb Co., 3.25%, 8/15/22(3)	190,000	197,428
Bristol-Myers Squibb Co., 3.625%, 5/15/24(3)	300,000	321,038
Bristol-Myers Squibb Co., 3.875%, 8/15/25(3)	500,000	549,425
Bristol-Myers Squibb Co., 4.25%, 10/26/49(3)	120,000	148,426
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	660,000	666,083
		2,891,641
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	400,000	411,334
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	176,975
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	64,551
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	269,250
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	310,000	368,489
CSX Corp., 3.25%, 6/1/27	380,000	408,428
Union Pacific Corp., 2.40%, 2/5/30	230,000	231,301
Union Pacific Corp., 3.60%, 9/15/37	200,000	218,665
Union Pacific Corp., 3.84%, 3/20/60(3)	150,000	161,580
Union Pacific Corp., MTN, 3.55%, 8/15/39	140,000	152,224
		2,462,797
Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	200,000	209,070
Software — 0.3%
Adobe, Inc., 2.30%, 2/1/30(4)	500,000	508,650
Microsoft Corp., 2.70%, 2/12/25	570,000	597,277
Microsoft Corp., 3.45%, 8/8/36	220,000	249,661
Microsoft Corp., 4.25%, 2/6/47	340,000	435,240
Oracle Corp., 2.50%, 10/15/22	260,000	266,413
Oracle Corp., 3.625%, 7/15/23	280,000	298,811
Oracle Corp., 2.65%, 7/15/26	100,000	104,467
		2,460,519
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	161,979
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	524,012
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	58,260
		744,251
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	130,000	136,199
Apple, Inc., 2.50%, 2/9/25	540,000	559,979
Apple, Inc., 2.45%, 8/4/26	210,000	216,817
Apple, Inc., 3.20%, 5/11/27	250,000	270,048
Apple, Inc., 2.90%, 9/12/27	320,000	340,547
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	500,000	548,052
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	820,000	958,498
		3,030,140

Trading Companies and Distributors — 0.1%
Air Lease Corp., MTN, 3.00%, 2/1/30	837,000	839,162
International Lease Finance Corp., 5.875%, 8/15/22	100,000	109,612
		948,774
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	155,000	160,034
Rogers Communications, Inc., 3.70%, 11/15/49	170,000	182,170
Vodafone Group plc, 2.95%, 2/19/23	429,000	442,480
		784,684
TOTAL CORPORATE BONDS (Cost $104,874,176)		111,797,856
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 4.39%, (1-year H15T1Y plus 2.25%), 9/1/35	126,386	133,831
FHLMC, VRN, 4.47%, (12-month LIBOR plus 1.86%), 7/1/36	31,883	33,583
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36	120,236	127,382
FHLMC, VRN, 4.62%, (1-year H15T1Y plus 2.25%), 4/1/37	124,596	131,774
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.80%), 2/1/38	41,508	43,770
FHLMC, VRN, 4.85%, (12-month LIBOR plus 1.84%), 6/1/38	42,391	44,743
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40	43,629	45,857
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	16,011	16,740
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	65,290	67,239
FHLMC, VRN, 4.01%, (12-month LIBOR plus 1.87%), 7/1/41	135,595	143,042
FHLMC, VRN, 4.41%, (12-month LIBOR plus 1.64%), 2/1/43	24,402	25,188
FHLMC, VRN, 4.45%, (12-month LIBOR plus 1.65%), 6/1/43	12,810	13,139
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	528	546
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	201,999	207,121
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	168,986	171,926
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	399,045	405,303
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	705,486	725,134
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35	74,606	77,508
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35	88,178	91,561
FNMA, VRN, 4.25%, (1-year H15T1Y plus 2.16%), 3/1/38	109,680	116,052
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	11,871	12,575
FNMA, VRN, 3.85%, (12-month LIBOR plus 1.82%), 3/1/40	21,372	22,482
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40	75,466	78,832
FNMA, VRN, 4.39%, (12-month LIBOR plus 1.56%), 3/1/43	104,863	107,985
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	534,732	554,259
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	327,444	338,945
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	407,956	420,048
		4,156,565
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.3%
FHLMC, 6.50%, 1/1/28	8,606	9,550
FHLMC, 5.50%, 12/1/33	72,166	79,520
FHLMC, 5.00%, 7/1/35	652,158	724,462
FHLMC, 5.50%, 1/1/38	60,281	66,753
FHLMC, 6.00%, 8/1/38	33,279	37,224
FHLMC, 3.00%, 2/1/43	690,893	717,713
FHLMC, 3.50%, 12/1/47	490,525	512,102
FNMA, 5.00%, 9/1/20	14,108	14,901

FNMA, 6.50%, 1/1/29	13,934	15,689
FNMA, 7.50%, 7/1/29	19,016	19,580
FNMA, 7.50%, 9/1/30	8,008	9,356
FNMA, 5.00%, 7/1/31	343,966	371,516
FNMA, 6.50%, 9/1/31	12,143	13,468
FNMA, 7.00%, 9/1/31	3,642	3,840
FNMA, 6.50%, 1/1/32	13,030	14,527
FNMA, 6.50%, 8/1/32	14,204	16,132
FNMA, 5.50%, 6/1/33	46,603	52,016
FNMA, 5.50%, 7/1/33	70,150	78,512
FNMA, 5.50%, 8/1/33	133,509	150,719
FNMA, 5.50%, 9/1/33	94,741	106,992
FNMA, 5.00%, 11/1/33	240,267	266,691
FNMA, 3.50%, 3/1/34	376,679	393,211
FNMA, 5.00%, 4/1/35	319,370	354,312
FNMA, 4.50%, 9/1/35	144,177	157,288
FNMA, 5.00%, 2/1/36	203,516	225,910
FNMA, 5.50%, 4/1/36	74,150	83,795
FNMA, 5.50%, 5/1/36	143,611	162,317
FNMA, 5.00%, 11/1/36	538,774	598,241
FNMA, 5.50%, 2/1/37	37,130	41,745
FNMA, 6.00%, 7/1/37	301,101	345,905
FNMA, 6.50%, 8/1/37	21,809	24,406
FNMA, 5.50%, 7/1/39	240,376	270,949
FNMA, 5.00%, 4/1/40	612,063	680,107
FNMA, 5.00%, 6/1/40	477,329	529,391
FNMA, 4.50%, 8/1/40	745,423	814,800
FNMA, 4.50%, 9/1/40	1,513,666	1,654,175
FNMA, 3.50%, 1/1/41	934,506	988,648
FNMA, 4.00%, 1/1/41	728,602	791,696
FNMA, 4.00%, 5/1/41	834,137	898,781
FNMA, 4.50%, 7/1/41	289,895	316,941
FNMA, 4.50%, 9/1/41	315,971	345,457
FNMA, 4.50%, 9/1/41	1,295,496	1,416,371
FNMA, 4.00%, 12/1/41	755,674	814,373
FNMA, 4.00%, 1/1/42	611,485	658,599
FNMA, 3.50%, 5/1/42	1,278,227	1,352,768
FNMA, 3.50%, 6/1/42	429,769	458,486
FNMA, 3.00%, 11/1/42	1,033,960	1,073,546
FNMA, 3.50%, 5/1/45	1,102,098	1,162,596
FNMA, 3.00%, 11/1/46	2,393,930	2,476,226
FNMA, 3.50%, 2/1/47	7,248,121	7,645,269
FNMA, 6.50%, 8/1/47	7,797	8,370
FNMA, 6.50%, 9/1/47	15,788	16,897
FNMA, 6.50%, 9/1/47	759	813
FNMA, 6.50%, 9/1/47	8,300	8,882
FNMA, 3.50%, 10/1/47	5,545,757	5,788,526
FNMA, 3.50%, 3/1/48	1,648,623	1,719,865
FNMA, 3.00%, 4/1/48	2,181,007	2,264,398

FNMA, 4.00%, 6/1/48	5,415,912	5,687,536
FNMA, 4.50%, 7/1/48	1,392,162	1,480,671
FNMA, 4.00%, 8/1/48	3,991,924	4,181,347
FNMA, 3.50%, 4/1/49	1,387,929	1,441,135
FNMA, 3.50%, 4/1/49	1,301,580	1,344,956
FNMA, 4.00%, 6/1/49	7,303,348	7,636,273
FNMA, 3.50%, 7/1/49	4,930,205	5,088,033
FNMA, 3.50%, 9/1/49	2,566,441	2,660,257
GNMA, 2.50%, TBA	3,600,000	3,659,062
GNMA, 3.00%, TBA	4,500,000	4,627,370
GNMA, 7.00%, 4/20/26	24,077	26,881
GNMA, 7.50%, 8/15/26	14,154	15,779
GNMA, 7.00%, 2/15/28	5,150	5,161
GNMA, 7.50%, 2/15/28	4,933	4,944
GNMA, 7.00%, 12/15/28	6,652	6,665
GNMA, 7.00%, 5/15/31	31,908	37,068
GNMA, 5.50%, 11/15/32	90,626	100,428
GNMA, 4.50%, 5/20/41	296,799	322,353
GNMA, 4.50%, 6/15/41	337,717	373,250
GNMA, 3.50%, 6/20/42	648,369	686,117
GNMA, 3.50%, 7/20/42	318,069	336,521
GNMA, 4.50%, 11/20/43	394,482	426,530
GNMA, 3.50%, 3/15/46	3,078,861	3,217,143
GNMA, 2.50%, 7/20/46	689,044	700,650
UMBS, 3.50%, TBA	6,800,000	7,020,469
UMBS, 4.00%, TBA	5,750,000	6,006,387
		96,918,309
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $98,957,465)		101,074,874
ASSET-BACKED SECURITIES — 1.8%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	549,007	553,479
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	634,994	673,973
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	177,935	177,720
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	239,256	241,703
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	1,309,151	1,353,104
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.37%, (1-month LIBOR plus 0.70%), 3/17/37(3)	1,447,012	1,438,198
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 2.76%, (1-month LIBOR plus 1.08%), 6/17/37(3)	1,225,000	1,221,832
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 2.67%, (1-month LIBOR plus 1.00%), 7/17/37(3)	1,786,832	1,789,507
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	126,311	126,364
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	129,539	129,984
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	197,312	197,273
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	462,226	467,165
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	654,922	676,444
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	999,372	1,029,438
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	2,550,000	2,628,189
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	1,150,000	1,148,720
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	114,476	115,999
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	461,508	475,897
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	759,589	765,115
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	415,582	422,097

Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	344,680	352,319
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	297,528	308,476
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	110,901	119,061
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	294,671	295,167
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	582,973	599,097
TOTAL ASSET-BACKED SECURITIES (Cost $17,008,288)		17,306,321
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	11,961	12,141
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.05%, 3/25/35	161,525	166,091
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	299,506	308,841
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	116,688	118,589
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.04%, 8/25/34	141,839	140,885
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.86%, 8/25/34	297,216	302,969
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.60%, 8/25/35	43,518	45,050
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	82,907	83,770
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,041	3,020
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, 3.50%, 10/25/47(3)	490,846	500,993
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1,VRN, 2.57%, 7/25/49(3)	550,366	554,384
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1,VRN, 3.94%, 10/25/34	180,995	182,777
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	36,809	38,684
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.06%, 6/25/34	50,023	50,290
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.69%, 5/25/34	88,823	92,347
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	108,711	110,926
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.10%, 9/25/35	105,196	108,830
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	140,035	144,278
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.09%, 7/25/35	30,479	30,984
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	19,925	20,132
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.41%, 4/25/35	94,029	96,846
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	48,899	49,390
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	632,711	651,353
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	478,313	480,106
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.69%, 11/21/34	145,048	149,874
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.84%, 11/25/35	93,968	96,771
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.88%, 2/25/35	131,945	135,158
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	1,019,230	1,082,102
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	629,587	671,545
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.16%, (1-month LIBOR plus 1.50%), 6/25/57(3)	351,942	358,470
Residential Mortgage Loan Trust, Series 2019-2, Class A1 SEQ, VRN, 2.91%, 5/25/59(3)	891,824	892,381
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	520,359	539,891
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	368,762	372,966
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	770,811	781,212
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	244,141	245,295
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.79%, 7/25/34	66,030	67,569
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.40%, (1-month LIBOR plus 0.74%), 9/25/34	448,293	448,303
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.39%, 3/25/35	247,795	247,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 5/25/35	90,984	91,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	44,722	41,469
		10,515,243

U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.96%, (1-month LIBOR plus 1.30%), 3/25/29	14,814	14,848
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.11%, (1-month LIBOR plus 0.45%), 7/25/30	179,104	178,992
FHLMC, Series 2019-DNA3, Class M2, VRN, 3.71%, (1-month LIBOR plus 2.05%), 7/25/49(3)	650,000	656,110
FNMA, Series 2014-C02, Class 1M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	113,481	118,167
FNMA, Series 2014-C02, Class 2M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	434,563	450,008
FNMA, Series 2018-C01, Class 1M1, VRN, 2.26%, (1-month LIBOR plus 0.60%), 7/25/30	768,302	768,448
		2,186,573
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,505,132)		12,701,816
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	1,000,000	1,061,417
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,500,000	1,736,679
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	675,000	734,342
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	775,000	840,082
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	900,000	966,885
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	413,591
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	1,000,000	1,048,645
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	1,000,000	1,067,710
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	700,000	742,614
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(3)	1,275,000	1,327,079
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	475,000	505,628
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	275,000	297,181
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	600,000	629,130
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,795,606)		11,370,983
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 3.65%, (3-month LIBOR plus 1.95%), 1/20/32(3)(4)	700,000	700,000
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.84%, (3-month LIBOR plus 1.02%), 4/20/31(3)	750,000	740,879
CBAM Ltd., Series 2019-9A, Class A, VRN, 3.11%, (3-month LIBOR plus 1.28%), 2/12/30(3)	650,000	650,132
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.78%, (3-month LIBOR plus 0.98%), 4/24/31(3)	450,000	448,102
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 2.91%, (3-month LIBOR plus 1.11%), 1/22/31(3)	325,000	324,428
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.79%, (3-month LIBOR plus 0.97%), 4/18/31(3)	550,000	545,184
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.94%, (3-month LIBOR plus 1.12%), 7/20/31(3)	750,000	747,701
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.97%, (3-month LIBOR plus 1.15%), 7/20/31(3)	500,000	496,325
LCM XIV LP, Series 2014A, Class AR, VRN, 2.87%, (3-month LIBOR plus 1.04%), 7/20/31(3)	300,000	298,085
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.81%, (3-month LIBOR plus 0.98%), 4/15/31(3)	750,000	745,604
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 3.16%, (3-month LIBOR plus 1.33%), 10/15/32(3)	1,750,000	1,751,635
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 2.97%, (3-month LIBOR plus 1.15%), 4/18/31(3)	885,000	877,672
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 3.04%, (3-month LIBOR plus 1.29%), 4/18/33(3)(4)	500,000	500,000
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 2.89%, (3-month LIBOR plus 1.07%), 10/20/28(3)	750,000	750,404
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 2.76%, (3-month LIBOR plus 0.97%), 4/25/31(3)	900,000	895,315
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 2.97%, (3-month LIBOR plus 1.15%), 10/18/31(3)	375,000	374,084
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,873,938)		10,845,550
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	455,392
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	287,108
Houston GO, 3.96%, 3/1/47	120,000	143,892

Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	151,978
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	153,515
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	88,884
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	899,529
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	164,051
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	330,204
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	152,925
New York City GO, 6.27%, 12/1/37	95,000	137,742
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48(4)	330,000	333,841
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	131,779
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	70,691
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	331,380
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	408,408
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	291,320
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	124,670
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	143,540
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	107,234
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	150,505
State of California GO, 4.60%, 4/1/38	355,000	402,567
State of California GO, 7.55%, 4/1/39	100,000	169,231
State of California GO, 7.30%, 10/1/39	160,000	256,104
State of California GO, 7.60%, 11/1/40	80,000	139,381
State of Illinois GO, 5.10%, 6/1/33	345,000	389,243
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	97,381
State of Texas GO, 5.52%, 4/1/39	50,000	71,581
State of Washington GO, 5.14%, 8/1/40	20,000	27,010
TOTAL MUNICIPAL SECURITIES (Cost $5,287,485)		6,611,086
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	102,126
Chile Government International Bond, 3.625%, 10/30/42	100,000	111,470
		213,596
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	321,082
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	652,656
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	261,109
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	306,084
Philippine Government International Bond, 6.375%, 10/23/34	150,000	217,883
		523,967
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	145,863
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	145,498
		291,361
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	115,433

Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	136,312
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,273,846)		2,515,516
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	270,000	280,390
FNMA, 6.625%, 11/15/30	600,000	883,089
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,006,698)		1,163,479
PREFERRED STOCKS†
Banks†
JPMorgan Chase & Co., 4.60% (Cost $400,000)	400,000	408,860
BANK LOAN OBLIGATIONS(5)†
Diversified Telecommunication Services†
Zayo Group, LLC, 2017 Incremental Term Loan, 3.90%, (1-month LIBOR plus 2.25%), 1/19/24 (Cost $351,372)	350,000	350,667
TEMPORARY CASH INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $30,168,730)	30,168,730	30,168,730
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $836,759,840)		969,967,089
OTHER ASSETS AND LIABILITIES — (3.2)%		(29,954,073)
TOTAL NET ASSETS — 100.0%		$940,013,016

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	84	March 2020	$4,200	$13,540,800	$222,676
U.S. Treasury 10-Year Notes	13	March 2020	$1,300,000	1,711,531	27,596
U.S. Treasury 2-Year Notes	37	March 2020	$7,400,000	8,005,297	27,675
U.S. Treasury 5-Year Notes	14	March 2020	$1,400,000	1,684,484	17,734
U.S. Treasury Long Bonds	10	March 2020	$1,000,000	1,635,313	50,102
				$26,577,425	$345,783

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,500,000	$(476)	$(16,504)	$(16,980)

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	-	Uniform Mortgage-Backed Securities
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $224,667.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $50,247,350, which represented 5.3% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	542,013,571	—	—
U.S. Treasury Securities	—	121,637,780	—
Corporate Bonds	—	111,797,856	—
U.S. Government Agency Mortgage-Backed Securities	—	101,074,874	—
Asset-Backed Securities	—	17,306,321	—
Collateralized Mortgage Obligations	—	12,701,816	—
Commercial Mortgage-Backed Securities	—	11,370,983	—
Collateralized Loan Obligations	—	10,845,550	—
Municipal Securities	—	6,611,086	—
Sovereign Governments and Agencies	—	2,515,516	—
U.S. Government Agency Securities	—	1,163,479	—
Preferred Stocks	—	408,860	—
Bank Loan Obligations	—	350,667	—
Temporary Cash Investments	30,168,730	—	—
	572,182,301	397,784,788	—
Other Financial Instruments
Futures Contracts	345,783	—	—

Liabilities
Other Financial Instruments
Swap Agreements	—	16,980	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.